COMBINED AND CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT)	USD ($)	CNY (¥)	Series C-2 Preferred Equity [Member] CNY (¥)	Series B-4 Preferred Shares [Member] CNY (¥)	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] Series B-4 Preferred Shares [Member] CNY (¥) shares	Treasury Share [Member] CNY (¥) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] Series C-2 Preferred Equity [Member] CNY (¥)	Additional Paid-in Capital [Member] Series B-4 Preferred Shares [Member] CNY (¥)	Accumulated Deficit [Member] CNY (¥)	Accumulated Other Comprehensive Income [Member] CNY (¥)	Parent [Member] CNY (¥)	Parent [Member] Series C-2 Preferred Equity [Member] CNY (¥)	Parent [Member] Series B-4 Preferred Shares [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)
Balance at Dec. 31, 2016		¥ (1,874,367,593)						¥ 24,925,727			¥ (1,899,293,320)		¥ (1,874,367,593)
Share-based compensation		17,574,638						17,574,638					17,574,638
Net income (loss)		(612,897,944)									(612,897,944)		(612,897,944)
Balance at Dec. 31, 2017		(2,469,690,899)						42,500,365			(2,512,191,264)		(2,469,690,899)
Deemed dividend upon repurchase of Series C-2 Preferred Equity			¥ (6,661,667)						¥ (6,661,667)					¥ (6,661,667)
Issuance of ordinary share in connection with 2018 Restructuring, Shares | shares					8,188,790
Issuance of ordinary share in connection with 2018 Restructuring		5,207			¥ 5,207								5,207
Share-based compensation		35,404,887						35,404,887					35,404,887
Net income (loss)		(876,279,828)									(876,279,828)		(876,279,828)
Repurchase of ordinary share upon issuance of Series B-4 Preferred Share, Shares | shares						(125,000)
Repurchase of ordinary share upon issuance of Series B-4 Preferred Share				¥ (22,254,400)		¥ (59)				¥ (22,254,341)					¥ (22,254,400)
Foreign currency translation adjustments		325,593,213										¥ 325,593,213	325,593,213
Balance, Shares at Dec. 31, 2018 | shares					8,063,790
Balance at Dec. 31, 2018		(3,013,883,487)			¥ 5,148			48,989,244			(3,388,471,092)	325,593,213	(3,013,883,487)
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost, Shares | shares					4,492,473
Issuance of ordinary shares at the initial public offering ("IPO"), net of issuance cost		3,373,017,898			¥ 3,092			3,373,014,806					3,373,017,898
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO, Shares | shares					19,906,105
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO		6,644,822,639			¥ 13,701			6,644,808,938					6,644,822,639
Share-based compensation, Shares | shares					289,451
Share-based compensation		290,781,764			¥ 203			290,781,561					290,781,764
Net income (loss)	$ 4,767,151	33,348,128									39,753,232		39,753,232			¥ (6,405,104)
Noncontrolling interest arising from business acquisition		5,980,924														5,980,924
Noncontrolling interest arising from a newly established subsidiary		7,921,555														7,921,555
Repurchase of ordinary shares, Shares | shares							(291,207)
Repurchase of ordinary shares		(168,567,125)					¥ (168,567,125)						(168,567,125)
Noncontrolling interest arising from vest of non-restricted shares in Gogo Glocal (Note 15)								(22,209,344)					(22,209,344)			22,209,344
Acquisition of noncontrolling interest in Gogo Glocal (Note 13)		(19,520,000)						(11,107,350)					(11,107,350)			(8,412,650)
Foreign currency translation adjustments	15,647,651	109,461,578										109,300,777	109,300,777			160,801
Balance, Shares at Dec. 31, 2019 | shares					32,751,819		(291,207)
Balance at Dec. 31, 2019	$ 1,038,305,726	¥ 7,263,363,874			¥ 22,144		¥ (168,567,125)	¥ 10,324,277,855			¥ (3,348,717,860)	¥ 434,893,990	¥ 7,241,909,004			¥ 21,454,870